Income Taxes (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Taxes [Abstract]
Profits tax	16.50%	16.50%	16.50%
Effective income tax rate percentage	(1.61%)	17.40%	17.70%